Share capital, share premium and own shares - Transactions in Prudential plc shares (Details) - GBP (£)	1 Months Ended																								12 Months Ended
	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Transactions in Prudential plc shares
Cost of own shares deducted from retained earnings	£ 250,000,000												£ 226,000,000												£ 250,000,000	£ 226,000,000
Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Number of shares held	11,400,000									15,100,000			10,700,000												11,400,000	10,700,000
Market value of shares held	£ 218,000,000												£ 175,000,000												£ 218,000,000	£ 175,000,000
Number of shares purchased	53,519	53,951	136,563	51,226	55,857	51,984	182,780	55,744	3,090,167	70,139	65,706	62,388	71,626	69,976	71,253	173,166	73,602	84,883	576,386	2,272,344	84,848	735,361	79,077	67,625	3,930,024	4,360,147
Cost of shares purchased	£ 986,000	£ 992,123	£ 2,483,879	£ 912,151	£ 1,025,802	£ 927,452	£ 3,269,447	£ 979,645	£ 51,369,760	£ 1,159,950	£ 1,052,657	£ 989,583	£ 1,134,181	£ 1,044,194	£ 1,026,260	£ 2,372,037	£ 1,040,528	£ 1,040,732	£ 6,604,231	£ 30,238,832	£ 1,115,919	£ 9,686,101	£ 947,993	£ 932,711	£ 66,148,449	£ 57,183,719
Shares held in authorized investment funds
Transactions in Prudential plc shares
Cost of own shares deducted from retained earnings	£ 71,000,000												£ 61,000,000												£ 71,000,000	£ 61,000,000
Number of shares held	6,400,000												6,000,000												6,400,000	6,000,000
Market value of shares held	£ 121,000,000												£ 97,000,000												£ 121,000,000	£ 97,000,000
Net number of shares on acquisitions (disposed)																									372,029	(77,423)
Net increase to book cost																									£ 9,400,000	£ 7,900,000
Minimum | Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Share price	£ 18.26	£ 18.38	£ 17.99	£ 17.45	£ 18.30	£ 17.72	£ 17.52	£ 17.50	£ 16.58	£ 16.40	£ 15.70	£ 15.83	£ 15.76	£ 13.49	£ 14.37	£ 13.69	£ 14.01	£ 11.96	£ 11.28	£ 13.17	£ 12.91	£ 13.09	£ 11.96	£ 13.73	£ 18.26	£ 15.76
Maximum | Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Share price	£ 18.47	£ 18.40	£ 18.22	£ 17.97	£ 18.73	£ 17.93	£ 18.00	£ 17.62	£ 16.80	£ 16.54	£ 16.09	£ 16.02	£ 16.37	£ 15.40	£ 14.50	£ 14.14	£ 14.25	£ 12.32	£ 13.09	£ 13.31	£ 13.31	£ 13.72	£ 12.01	£ 14.00	£ 18.47	£ 16.37